Stock Options (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Incentive Plan, shares authorized		4,000,000	2,000,000
Increase of shares reserved		500,000
Stock-based compensation	$ 4,500	$ 24,262	$ 8,874	$ 1,587
Expected price volitility			22.36%
Expected price volatility, Minimum		60.70%
Expected price volatility, Maximum		62.60%
Risk-free interest rate, minimum		0.40%
Risk-free interest rate, maximum		0.50%
Expected dividend yield		0.00%
Weighted average remaining contractual life		3 years 10 months 24 days
Exercise price, grant date fair value		$ 40.94	$ 53.74
Options cancelled, weighted average grant date fair value		$ 44.51	$ 8.91
Total intrinsic value of options exercised		12,500	74,500	9,500
Unvested number of shares		993,585	1,034,619
Unvested, weighted average grant date fair value		$ 46.79	$ 9.82
Unrecognized compensation cost		57,000
Remaining vesting period		1 year 8 months 12 days
Shares granted		388,131	336,750	325,000
Shares available for equity awards		3,600,000
Restricted Stock [Member]
Unrecognized compensation cost		$ 21,100
Remaining vesting period		4 years
Shares granted		215,153
Minimum [Member]
Expected option term		2 years 6 months
Maximum [Member]
Expected option term		3 years 8 months 12 days